UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lanexa Management, LLC

Address:  101 Park Avenue, 21st Floor
          New York, NY 10178


13F File Number: 28-14219

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Joel Brebbia
Title:  Chief Financial Officer
Phone:  212-716-2655


Signature, Place and Date of Signing:

/s/ Joel Brebbia                New York, New York            August 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:            48

Form 13F Information Table Value Total:            $82,291
                                                   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Form 13F File Number                           Name
--------------------                           ----

(1)  028-14221                                 Lanexa Global Master Fund, Ltd.


                                                FORM 13F INFORMATION TABLE
                                                  Lanexa Management, LLC



COLUMN 1                     COLUMN  2         COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7      COLUMN 8

                             TITLE                         VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER               OF CLASS          CUSIP       (X$1000)   PRN AMT   PRN CALL  DISCRETION  MGRS     SOLE     SHARED  NONE
--------------               --------          -----       --------   -------   --- ----  ----------  ----     ----     ------  ----
AMAZON COM INC               COM               023135106     228          1,000 SH        SOLE                     1,000
APPLE INC                    COM               037833100     584          1,000 SH        SOLE                     1,000
ARM HLDGS PLC                SPONSORED ADR     042068106   1,665         70,000 SH        SOLE                    70,000
ATMEL CORP                   COM               049513104   2,040        303,980 SH        SOLE                   303,980
AUTHENTEC INC                COM               052660107     758        175,000 SH        SOLE                   175,000
AVG TECHNOLOGIES N V         SHS               N07831105   1,332        102,411 SH        SOLE                   102,411
BROADCOM CORP                CL A              111320107   2,363         70,000 SH        SOLE                    70,000
CALLIDUS SOFTWARE INC        COM               13123E500   2,615        525,000 SH        SOLE                   525,000
CAVIUM INC                   COM               14964U108   1,236         44,147 SH        SOLE                    44,147
CHINACACHE INTL HLDG LTD     SPON ADR          16950M107     132         24,088 SH        SOLE                    24,088
CISCO SYS INC                COM               17275R102   1,717        100,000 SH        SOLE                   100,000
DEALERTRACK HLDGS INC        COM               242309102     602         20,000 SH        SOLE                    20,000
DIGITALGLOBE INC             COM NEW           25389M877   4,345        286,635 SH        SOLE                   286,635
EDWARDS GROUP LTD            SPONSORED ADR     281736108     200         25,000 SH        SOLE                    25,000
ELECTRONIC ARTS INC          COM               285512109     618         50,000 SH        SOLE                    50,000
EMULEX CORP                  COM NEW           292475209   2,132        296,100 SH        SOLE                   296,100
ENVIVIO INC                  COM               29413T106     783        122,093 SH        SOLE                   122,093
FORMFACTOR INC               COM               346375108   4,184        646,744 SH        SOLE                   646,744
FORTINET INC                 COM               34959E109     464         20,000 SH        SOLE                    20,000
FUSION-IO INC                COM               36112J107   1,764         84,454 SH        SOLE                    84,454
GENTEX CORP                  COM               371901109     730         35,000 SH        SOLE                    35,000
GEOEYE INC                   COM               37250W108     644         41,605 SH        SOLE                    41,605
GOOGLE INC                   CL A              38259P508   2,320          4,000 SH        SOLE                     4,000
GUIDANCE SOFTWARE INC        COM               401692108   5,195        546,282 SH        SOLE                   546,282
HARMAN INTL INDS INC         COM               413086109     990         25,000 SH        SOLE                    25,000
IDENTIVE GROUP INC           COM               45170X106   1,215      1,297,549 SH        SOLE                 1,297,549
ILLUMINA INC                 COM               452327109   1,212         30,000 SH        SOLE                    30,000
IMMERSION CORP               COM               452521107     539         95,800 SH        SOLE                    95,800
INPHI CORP                   COM               45772F107   1,274        134,344 SH        SOLE                   134,344
JUNIPER NETWORKS INC         COM               48203R104     816         50,000 SH        SOLE                    50,000
KINDER MORGAN INC DEL        *W EXP 05/25/201  49456B119     108         50,000 SH        SOLE                    50,000
KLA-TENCOR CORP              COM               482480100     493         10,000 SH        SOLE                    10,000
LAM RESEARCH CORP            COM               512807108   2,831         75,000 SH        SOLE                    75,000
LIMELIGHT NETWORKS INC       COM               53261M104   2,222        758,473 SH        SOLE                   758,473
MICRON TECHNOLOGY INC        COM               595112103   3,786        600,000 SH        SOLE                   600,000
NETAPP INC                   COM               64110D104   2,546         80,000 SH        SOLE                    80,000
NXP SEMICONDUCTORS N V       COM               N6596X109   1,869         80,460 SH        SOLE                    80,460
PACIRA PHARMACEUTICALS INC   COM               695127100   1,043         65,000 SH        SOLE                    65,000
QLIK TECHNOLOGIES INC        COM               74733T105   1,772         80,131 SH        SOLE                    80,131
QUALCOMM INC                 COM               747525103   3,062         55,000 SH        SOLE                    55,000
RESPONSYS INC                COM               761248103   3,394        280,000 SH        SOLE                   280,000
RIVERBED TECHNOLOGY INC      COM               768573107     323         20,000 SH        SOLE                    20,000
SANDISK CORP                 COM               80004C101   2,554         70,000 SH        SOLE                    70,000
SEACHANGE INTL INC           COM               811699107   5,806        705,416 SH        SOLE                   705,416
SERVICESOURCE INTL LLC       COM               81763U100   1,118         80,740 SH        SOLE                    80,740
SHUTTERFLY INC               COM               82568P304     767         25,000 SH        SOLE                    25,000
TEXAS INSTRS INC             COM               882508104   2,869        100,000 SH        SOLE                   100,000
VELTI PLC ST HELIER          SHS               G93285107   1,030        158,506 SH        SOLE                   158,506

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